Properties, Plant and Equipment - Other Property, Plant and Equipment - Tabular Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 8,254	$ 8,044
Less: Accumulated depreciation and amortization	(5,258)	(4,171)
Net other property, plant and equipment	2,996	3,873
Leasehold improvements
Other Property, Plant and Equipment
Gross other property, plant and equipment	1,213	1,260
Furniture, fixtures, computers and software
Other Property, Plant and Equipment
Gross other property, plant and equipment	4,170	4,090
Vehicles
Other Property, Plant and Equipment
Gross other property, plant and equipment	1,677	1,537
Aircraft
Other Property, Plant and Equipment
Gross other property, plant and equipment	910	910
Other
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 284	$ 247